Restructuring and Tangible Asset Impairment Charges - Summary of Changes in Restructuring Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	$ 77,298	$ 90,993	$ 48,870	$ 55,999
Current period charges	571	4,754	65,437	11,167
Change in estimate	(639)	(3,361)	(2,805)	(2,827)
5 Payments and usage - net of accretion Payments?For?Restructuring 3/30/2013... (2,817) (311) (3,128)	(3,128)	(15,088)	(20,509)	(15,469)
Balance at end of period	74,102	77,298	90,993	48,870
Severance and Related Costs
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	74,121	85,400	42,365	44,127
Current period charges	477	4,703	64,302	10,181
Change in estimate	(8)	(1,575)	(2,445)	(670)
5 Payments and usage - net of accretion Payments?For?Restructuring 3/30/2013... (2,817) (311) (3,128)	(2,817)	(14,407)	(18,822)	(11,273)
Balance at end of period	71,773	74,121	85,400	42,365
Facility Closing Costs
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	3,177	5,593	6,505	11,872
Current period charges	94	51	1,135	986
Change in estimate	(631)	(1,786)	(360)	(2,157)
5 Payments and usage - net of accretion Payments?For?Restructuring 3/30/2013... (2,817) (311) (3,128)	(311)	(681)	(1,687)	(4,196)
Balance at end of period	$ 2,329	$ 3,177	$ 5,593	$ 6,505